UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Oberweis Emerging Growth Fund

Portfolio of Investments

September 30, 2006 (Unaudited)

Company Name		Number of Shares	Portfolio Value
COMMON STOCK	99.2%
AUTO & TRANSPORTATION - AIR TRANSPORTATION	1.0%
Ladish Co., Inc.		62,200	$1,796,336

CONSUMER DISCRETIONARY - ADVERTISING AGENCY	8.9%
aQuantive, Inc.		189,174	4,468,290
Focus Media Hldg. Ltd.		102,900	5,959,968
inVentiv Health, Inc.		88,550	2,836,257
ValueClick, Inc.		161,000	2,984,940

			16,249,455

CONSUMER DISCRETIONARY - CASINOS & GAMBLING	0.9%
Shuffle Master, Inc.		62,000	1,674,620

CONSUMER DISCRETIONARY - COMMERCIAL INFORMATION SERVICE	1.0%
Lecg Corp.		100,794	1,890,895

CONSUMER DISCRETIONARY - CONSUMER PRODUCTS	1.1%
Citi Trends, Inc.		57,500	1,984,325

CONSUMER DISCRETIONARY - RETAIL	2.6%
Stamps.com, Inc.		63,749	1,215,056
Volcom, Inc.		72,767	1,640,168
Zumiez, Inc.		74,400	2,008,800

			4,864,024

CONSUMER DISCRETIONARY - SERVICE COMMERCIAL	4.4%
CRA International, Inc.		42,665	2,033,414
*Ctrip.com International Ltd.		28,992	1,303,190
G-Market, Inc.		163,900	2,384,745
Kenexa Corp.		73,700	1,858,714
Travelzoo, Inc.		14,000	403,480

			7,983,543

CONSUMER DISCRETIONARY - SHOES	2.1%
Iconix Brand Group, Inc.		126,400	2,035,040
Steven Madden Ltd.		43,750	1,716,750

			3,751,790

CONSUMER DISCRETIONARY - WHOLESALE	1.5%
Central European Distribution Corp.		120,350	2,817,393

CONSUMER STAPLES - FOODS	0.2%
Sunopta, Inc.		35,800	378,406

FINANCIAL SERVICES - DIVERSE	0.7%
Euronet Worldwide, Inc.		51,968	1,275,814

FINANCIAL SERVICES - FINANCIAL DATA PRODUCT SERVICES	1.6%
Open Solutions, Inc.		32,000	921,920
Tradestation Group, Inc.		135,900	2,048,013

			2,969,933

FINANCIAL SERVICES - INSURANCE	1.5%
HealthExtras, Inc.		94,800	2,683,788

HEALTH CARE - BIOTECHHNOLOGY	2.2%
Adeza Biomedical Corp.		22,740	373,163
ArthroCare Corp.		78,424	3,674,949

			4,048,112

HEALTH CARE - DRUGS & PHARMACEUTICALS	7.4%
Adams Respiratory Therapeutics, Inc.		87,200	3,190,648
Aspreva Pharmaceuticals Corp.		174,500	4,528,275
Kos Pharmaceuticals, Inc.		38,698	1,912,455
Salix Pharmaceuticals Ltd.		149,469	2,026,800
Sciele Pharma, Inc.		99,267	1,870,190

			13,528,368

HEALTH CARE - ELECTRONIC MEDICAL SYSTEMS	4.3%
Aspect Medical Systems, Inc.		61,271	1,045,896
IntraLase Corp.		113,214	2,231,448
Natus Medical, Inc.		103,600	1,414,140
Neurometrix, Inc.		25,700	488,557
Syneron Medical Ltd.		114,053	2,634,624

			7,814,665

HEALTH CARE - FACILITIES	2.8%
Healthways, Inc.		41,666	1,858,304
*LCA-Vision, Inc.		76,705	3,168,684

			5,026,988

HEALTH CARE - MANAGEMENT SERVICES	3.7%
Allscripts Healthcare, Inc.		94,918	2,133,757
Centene Corp.		32,419	532,968
Healthspring, Inc.		131,900	2,539,075
Vital Images, Inc.		49,300	1,556,894

			6,762,694

HEALTH CARE - MEDICAL & DENTAL SERVICES	5.0%
Abaxis, Inc.		60,300	1,410,417
Foxhollow Technologies, Inc.		47,100	1,610,349
Kyphon, Inc.		88,600	3,315,412

Lifecell Corp.		25,300	815,166
Palomar Medical Technologies, Inc.		19,900	839,780
Spectranetics Corp.		93,722	1,096,547

			9,087,671

HEALTH CARE-SERVICES	1.2%
Nighthawk Radiology Holdings, Inc.		113,400	2,169,342

MATERIALS & PRODUCTION - BUILDING MATERIALS	1.3%
Zoltek Companies, Inc.		89,100	2,276,505

MATERIALS & PRODUCTION - METAL FABRICATING	1.0%
Dynamic Materials Corp.		56,000	1,815,520

MATERIALS & PRODUCTION - MISC. MATERIALS & COMMODITIES	3.9%
Ceradyne, Inc.		148,850	6,116,246
*Charles & Colvard Ltd.		82,239	935,880

			7,052,126

OTHER ENERGY - MACHINE OILWELL EQUIPMENT	3.2%
Allis-Chalmers Energy, Inc.		73,400	1,074,576
Dril Quip, Inc.		39,300	2,659,824
*Lufkin Industries, Inc.		40,800	2,159,136

			5,893,536

OTHER ENERGY - MISC.	2.0%
Veritas DGC, Inc.		56,175	3,697,439

OTHER ENERGY - OFFSHORE DRILLING	1.2%
Hercules Offshore, Inc.		67,925	2,109,071

OTHER ENERGY - OIL CRUDE PRODUCER	7.1%
ATP Oil & Gas Corp.		73,091	2,699,982
Bronco Drilling Company, Inc.		122,800	2,158,824
Carrizo Oil & Gas, Inc.		169,643	4,375,093
Petrohawk Energy Corp.		207,300	2,155,920
Pioneer Drilling Co.		124,000	1,592,160

			12,981,979

PRODUCER DURABLES - HOMEBUILDING	1.3%
Desarrolladora Homex S.A. Development Corp.		62,355	2,354,525

PRODUCER DURABLES - MACHINERY-CONSTRUCTION	0.7%
A.S.V., Inc.		87,826	1,309,486

PRODUCER DURABLES - MISC.	2.2%
*Bucyrus International, Inc.		39,650	1,681,953
Turbochef Technologies, Inc.		162,145	2,253,815

			3,935,768

PRODUCER DURABLES - POLLUTION & ENVIRONMENT	0.7%
*American Ecology Corp.		66,900	1,320,606

TECHNOLOGY - COMMUNICATION TECHNOLOGY	4.1%
Atheros Communications, Inc.		60,900	1,104,117
Audiocodes Ltd.		7,130	66,951
Oplink Communications, Inc.		134,500	2,687,310
Redback Networks, Inc.		129,300	1,794,684
Sierra Wireless, Inc.		154,000	1,764,840

			7,417,902

TECHNOLOGY - COMPUTER SERVICE SOFTWARE & SYSTEMS	5.9%
Concur Technologies, Inc.		148,100	2,154,855
DealerTrack Holdings, Inc.		113,400	2,507,274
DivX, Inc.		29,500	701,215
Online Resources Corp.		121,835	1,492,479
Rightnow Technologies, Inc.		102,455	1,599,323
VASCO Data Security International, Inc.		218,600	2,264,696

			10,719,842

TECHNOLOGY - COMPUTER TECHNOLOGY	4.7%
Falconstor Software, Inc.		137,200	1,055,068
Rackable Systems, Inc.		86,200	2,359,294
Trident Microsystems, Inc.		219,200	5,098,592

			8,512,954

TECHNOLOGY - ELECTRONICS	2.7%
*Daktronics, Inc.		91,300	1,888,997
Optimal Group, Inc.		67,800	797,328
Supertex, Inc.		57,300	2,227,251

			4,913,576

TECHNOLOGY - ELECTRONICS SEMI-CONDUCTORS	2.0%
Ikanos Communications		73,000	859,210
Tessera Technologies, Inc.		77,503	2,695,554

			3,554,764

TECHNOLOGY - ELECTRONICS TECHNOLOGY	1.1%
Essex Corp.		116,700	2,030,580

Total Common Stocks (Cost: $149,081,361)			$180,654,341

CONVERTIBLE PREFERRED	1.5%
TECHNOLOGY - INTERNET SOFTWARE & SYSTEMS
(a)*Think Partnership, Inc.		2,700	$2,700,000

Total Convertible Preferred (Cost: $2,700,000)			$2,700,000

WARRANTS	0.0%
(a)Think Partnership, Inc. ($2.50, expires 03-20-11)		540,000	$—

Total Warrants (Cost: $0)		$—

Total Investments (Cost: $151,781,361)	100.7%	183,354,341
Other Liabilities less Assets	(0.7%)	(1,241,862)

Net Assets – 100% (equivalent to $25.07 per share based on 7,264,257 shares outstanding)		$182,112,479

*	Income producing security during the period ended September 30, 2006.

Based on the cost of investments of $151,781,361 for federal income tax purposes at September 30, 2006, the aggregate gross unrealized appreciation was $44,363,820, the aggregate gross unrealized depreciation was $12,790,840 and the net unrealized appreciation of investments was $31,572,980

(a)	The following securities are subject to legal or contractual restrictions on sale. It was valued at cost on the date of acquisition and at fair value as determined by the board of trustees of the Fund as of September 30, 2006. The aggregate value of restricted securities was $2,700,000 or 1.5% of net assets at September 30, 2006.

Think Partnership Inc. Convertible Preferred 2,700 shares purchased in March, 2006 at a cost of $2,700,000.

Think Partnership Inc. Warrants 540,000 shares purchased in March, 2006 at a cost of $0.

Oberweis Micro-Cap Fund

Portfolio of Investments

September 30, 2006 (Unaudited)

COMPANY NAME		Number of Shares	Portfolio Value
Common Stock	99.7%
AUTO & TRANSPORTATION - AIR TRANSPORTATION	0.5%
LMI Aerospace, Inc.		16,500	$305,250

CONSUMER DISCRETIONARY - COMMERCIAL INFORMATION SERVICE	0.2%
*Traffix, Inc.		25,300	132,572

CONSUMER DISCRETIONARY - MISC	4.6%
Barrett Business Services, Inc.		21,342	458,213
Kenexa Corp.		83,732	2,111,721

			2,569,934

CONSUMER DISCRETIONARY - RETAIL	2.7%
Gaiam, Inc.		36,700	473,797
Golf Galaxy, Inc.		38,400	499,200
US Home System, Inc.		56,500	534,490

			1,507,487

CONSUMER DISCRETIONARY - SERVICE COMMERCIAL	3.8%
(a)Metretek Technologies, Inc.		90,000	1,074,600
Peoplesupport, Inc.		4,700	86,950
Rainmaker Systems, Inc.		67,800	387,816
*Thomas Group, Inc.		54,500	559,715

			2,109,081

CONSUMER DISCRETIONARY - WHOLESALE	3.1%
ACR Group, Inc.		39,700	215,968
Central European Distribution Corp.		33,589	786,318
DXP Enterprises, Inc.		29,700	694,683

			1,696,969

CONSUMER STAPLES - FOODS	1.3%
Medifast, Inc.		81,700	709,156

FINANCIAL SERVICES - BANKS	1.8%
Alliance Bankshares Corp.		17,900	300,720
Silver State Bancorp		27,750	691,946

			992,666

FINANCIAL SERVICES - FINANCIAL DATA PROCDUCT SERVICES	3.2%
CyberSource Corp.		149,829	1,772,477

FINANCIAL SERVICES - INFORMATION SERVICES	1.2%
*Thestreet.com, Inc.		63,900	679,896

FINANCIAL SERVICES - INSURANCE	1.1%
HealthExtras, Inc.		22,459	635,814

FINANCIAL SERVICES - INVESTMENT MANAGEMENT COMPANIES	1.2%
Services Acquisition Corp. International		77,300	687,970

FINANCIAL SERVICES - MISC.	1.7%
Electronic Clearing House, Inc.		51,800	932,400

HEALTH CARE - BIOTECHNOLOGY	1.2%
Omrix Biopharmaceuticals, Inc.		34,800	655,284

HEALTH CARE - ELECTRONIC MEDICAL SYSTEMS	3.6%
Criticare Systems, Inc.		89,900	350,610
*Quality Systems, Inc.		16,100	624,519
Somanetics Corp.		38,822	774,887
Visicu, Inc.		26,100	234,117

			1,984,133

HEALTH CARE - MANAGEMENT SERVICES	2.9%
Vital Images, Inc.		50,389	1,591,285

HEALTH CARE - MEDICAL & DENTAL	1.4%
Arrhythmia Research Technology, Inc.		14,254	203,262
Intricon Corp.		40,600	194,880
Enpath Medical, Inc.		33,700	361,264

			759,406

HEALTH CARE - MISC.	0.8%
A.D.A.M., Inc.		63,200	441,768

MATERIALS & PRODUCTS - BUILDING MISC.	0.7%
Advanced Environmental Recycling Technologies, Inc.		163,700	369,962

OTHER ENERGY - OIL CRUDE PRODUCER	6.8%
Arena Resources, Inc.		27,800	892,936
Dawson Geophysical Co.		19,690	584,793
Edge Petroleum Corp.		15,592	256,800
GMX Resources, Inc.		47,100	1,478,469
TGC Industries, Inc.		66,890	548,498

			3,761,496

OTHER ENERGY - MACHINE OILWELL EQUIPMENT	2.4%
Allis-Chalmers Energy, Inc.		72,200	1,057,008
T-3 Energy Services, Inc.		14,100	282,987

			1,339,995

OTHER ENERGY - MISC.	2.5%
(a)ENGlobal Corp.		113,300	701,327
(a)Flotek Industries, Inc.		42,800	659,548

			1,360,875

PRODUCER DURABLES - CONTROL & FILTER DEVICES	0.5%
Hurco Companies, Inc.		12,478	299,597

PRODUCER DURABLES - DIVERSIFIED PRODUCTION	0.9%
Astronics Corp.		32,300	508,725

PRODUCER DURABLES - ELECTRONICS	6.1%
Aehr Test Systems		60,700	449,180
Aetrium, Inc.		66,100	329,839
Camtek Ltd.		54,500	337,900
I.D. Systems, Inc.		93,794	2,216,352
inTEST Corp. com		12,500	71,750

			3,405,021

PRODUCER DURABLES - MACHINERY-INDUSTRIAL	1.1%
BTU International, Inc.		31,200	375,336
Trio-Tech International		17,800	212,888

			588,224

PRODUCER DURABLES - METAL FABRICATING	0.9%
*Graham Corp.		27,100	481,025

PRODUCER DURABLES - MISC.	4.8%
*Dynamic Materials Corp.		21,102	684,127
MFRI, Inc.		7,000	103,600
Fuel-Tech N.V.		116,900	1,740,641
Henry Bros Electronics, Inc.		44,300	150,177

			2,678,545

PRODUCER DURABLES - OFFICE FURNITURE & BUSINESS EQUIPMENT	0.8%
Transact Technologies, Inc.		48,500	431,650

PRODUCER DURABLES - TELECOMMUNICATIONS	0.8%
Numerex Corp.		31,150	314,304
Silicom Ltd.		18,800	128,780

			443,084

TECHNOLOGY - COMMUNICATION	2.1%
Comarco, Inc.		24,700	219,830
Radyne Corp.		40,200	492,048
Relm Wireless Corp.		56,700	442,827

			1,154,705

TECHNOLOGY - COMPUTER SERVICE SOFTWARE & SYSTEM	21.2%
*American Software, Inc.		107,300	735,005
Answerthink, Inc.		43,300	116,477

Bitstream, Inc.		100,600	938,598
ClickSoftware Technologies Ltd.		94,000	221,840
Edgewater Technology, Inc.		122,600	698,820
Logility, Inc.		9,200	73,140
OPNET Technologies, Inc.		20,500	268,755
Pacificnet, Inc.		74,231	372,640
Perficient, Inc.		142,670	2,237,066
Saba Software, Inc.		193,560	1,020,061
Sigma Designs, Inc.		21,000	313,950
SI International, Inc.		10,468	334,767
Sumtotal Systems, Inc.		121,900	908,155
Vasco Data Security International, Inc.		169,608	1,757,139
Vocus, Inc.		69,200	1,091,976
Website Pros, Inc.		62,600	679,836

			11,768,225

TECHNOLOGY - COMPUTER TECHNOLOGY	7.3%
ACE Communications Corp.		269,996	507,592
Avici Systems, Inc.		116,800	1,010,320
Aware, Inc.		64,700	366,202
Datalink Corp.		77,200	714,100
Netsmart Technologies, Inc.		20,300	266,336
Streamline Health Solutions, Inc.		73,700	374,396
VA Software Corp.		199,800	803,196

			4,042,142

TECHNOLOGY - ELECTRONICS	1.3%
Lasercard Corp.		38,800	505,952
Micronetics, Inc.		30,100	234,479

			740,431

TECHNOLOGY - ELECTRONICS SEMI-CONDUCTORS	2.7%
Sirenza Microdevices, Inc.		92,400	729,960
Techwell, Inc.		49,500	741,510

			1,471,470

UTILITIES - TELECOMMUNICATIONS	0.5%
Deltathree, Inc.		157,800	268,260

Total Common Stocks (Cost: $50,138,180)			$55,276,980

CONVERTIBLE PREFERRED
TECHNOLOGY - INTERNET SOFTWARE & SYSTEMS	2.3%
*(a)Think Partnership, Inc.		1,300	$1,300,000

Total Convertible Preferred (Cost: $1,300,000)			$1,300,000

WARRANTS	0.0%
(a)Think Partnership, Inc. ($2.50, expires 03-20-11)		260,000	$—

Total Warrants (Cost: $0)		$—

Total Investments (Cost: $51,438,180)	102.0%	56,576,980
Other Liabilities less Assets	(2.0%)	(1,135,133)

Net Assets - 100% (equivalent to $15.60 per share based on 3,554,929 shares outstanding)		$55,441,847

*	Income producing security during the period ended September 30, 2006.

Based on the cost of investments of $51,438,180 for federal income tax purposes at September 30, 2006, the aggregate gross unrealized appreciation was $8,978,470, the aggregate gross unrealized depreciation was $3,839,670 and the net unrealized appreciation of investments was $5,138,800.

(a)	The following securities are subject to legal or contractual restrictions on sale. It was valued at cost on the date of acquisition and at fair value as determined by the board of trustees of the Fund as of September 30, 2006. The aggregate value of restricted securities was $3,735,475 or 6.7% of net assets at September 30, 2006.

Metretek Technology, Inc. 90,000 shares purchased in March, 2006 at a cost of $1,260,000.

Think Partnership Inc. Convertible Preferred 1,300 shares purchased in March, 2006 at a cost of $1,300,000.

Think Partnership Inc. Warrants 540,000 shares purchased in March, 2006 at a cost of $0.

Flotek Industries, Inc. 25,000 shares purchased in August, 2005 at a cost of $407,500.

ENGlobal Corp. 90,000 shares purchased in September, 2005 at a cost of $630,000.

Oberweis Mid-Cap Fund

Portfolio of Investments

September 30, 2006 (Unaudited)

Company Name		Number of Shares	Portfolio Value
COMMON STOCK	100.6%
AUTO & TRANSPORTATION - AIR TRANSPORTATION	0.9%
AAR Corp.		3,900	$92,976

CONSUMER DISCRETIONARY - ADVERTISING AGENCY	7.9%
aQuantive, Inc.		9,331	220,398
Focus Media Hldg. Ltd.		5,700	330,144
ValueClick, Inc.		12,581	233,252

			783,794

CONSUMER DISCRETIONARY - CASINOS & GAMBLING	1.0%
Shuffle Master, Inc.		3,500	94,535

CONSUMER DISCRETIONARY - COMMERCIAL INFORMATION SERVICE	2.7%
Baidu.com, Inc.		3,100	271,374

CONSUMER DISCRETIONARY - LEISURE TIME	1.0%
Penn National Gaming, Inc.		2,700	98,604

CONSUMER DISCRETIONARY - RESTAURANTS	4.0%
Chipotle Mexican Grill, Inc.		2,200	109,274
Panera Bread Co.		4,948	288,221

			397,495

CONSUMER DISCRETIONARY - RETAIL	4.5%
Coldwater Creek, Inc.		7,700	221,452
Volcom, Inc.		5,700	128,478
Zumeiz, Inc.		3,500	94,500

			444,430

CONSUMER DISCRETIONARY - SERVICE COMMERCIAL	4.4%
CRA International, Inc.		2,172	103,517
Nutri/System, Inc.		5,400	336,366

			439,883

CONSUMER DISCRETIONARY - WHOLESALE	1.7%
Central European Distribution Corp.		7,152	167,428

FINANCIAL SERVICES - DIVERSE FINANCIAL SERVICES	1.0%
Euronet Worldwide, Inc.		3,861	94,788

FINANCIAL SERVICES - INSURANCE	2.1%
HealthExtras, Inc.		7,400	209,494

FINANCIAL SERVICES - SECURITY BROKERAGE SERVICES	2.4%
*OptionsXpress Holding, Inc.		8,648	241,106

HEALTH CARE - BIOTECH RESEARCH & PRODUCTION	1.5%
Arthrocare Corp.		3,274	153,420

HEALTH CARE - DRUGS & PHARMACEUTICALS	5.4%
Adams Respiratory Therapeutics, Inc.		4,656	170,363
Aspreva Pharmaceuticals Corp.		7,000	181,650
Medicines Co.		8,100	182,736

			534,749

HEALTH CARE - ELECTRONIC MEDICAL SYSTEMS	7.6%
Hologic, Inc.		4,700	204,544
Illumina, Inc.		6,100	201,544
Intuitive Surgical, Inc.		2,191	231,041
Quality Systems, Inc.		2,900	112,491

			749,620

HEALTH CARE - FACILITIES	3.9%
Healthways, Inc.		2,083	92,902
*LCA-Vision, Inc.		4,067	168,008
Psychiatric Solutions, Inc.		3,600	122,724

			383,634

HEALTH CARE - MANAGEMENT SERVICES	7.3%
Allscripts Healthcare Solutions, Inc.		6,800	152,864
Healthspring, Inc.		7,800	150,150
Wellcare Health Plans, Inc.		7,400	419,062

			722,076

HEALTH CARE - MEDICAL & DENTAL INSTRUMENTS / SUPPLIES	4.9%
Cytyc Corp.		3,931	96,231
Immucor, Inc.		6,550	146,785
Kyphon, Inc.		4,081	152,711
Resmed, Inc.		2,336	94,024

			489,751

MATERIAL PRODUCER - MISC. MATERIALS & COMMODITIES	2.1%
Ceradyne, Inc.		5,087	209,025

OTHER ENERGY - MACHINE OILWELL	9.2%
Dril-Quip, Inc.		3,300	223,344
Helix Energy Solutions Group, Inc.		1,300	43,420
*Helmerich & Payne, Inc.		7,400	170,422
Hydril Co.		2,633	147,606
Oceaneering International, Inc.		7,500	231,000
*Rowan Companies, Inc.		3,100	98,053

			913,845

OTHER ENERGY - CRUDE OIL PRODUCER	1.5%
Ultra Petroleum Corp.		3,171	152,557

OTHER ENERGY - OFFSHORE DRILLING	1.5%
Hercules Offshore, Inc.		4,900	152,145

PRODUCER DURABLES - MISC.	1.8%
BE Areospace, Inc.		8,700	183,483

TECHNOLOGY - COMMUNICATION TECHNOLOGY	4.3%
Foundry Networks, Inc.		8,800	115,720
J2 Global Communications, Inc.		3,610	98,084
Redback Networks, Inc.		15,200	210,976

			424,780

TECHNOLOGY - COMPUTER SERVICE SOFTWARE & SYSTEMS	7.4%
Akamai Technologies, Inc.		6,885	344,181
Dealertrack, Inc.		8,700	192,357
Nuance, Inc.		24,700	201,799

			738,337

TECHNOLOGY - COMPUTER TECHNOLOGY	2.3%
Trident Mircosystems, Inc.		9,728	226,273

TECHNOLOGY - ELECTRONICS SEMI-CONDUCTORS	5.3%
Hittite Microwave Corp.		3,100	137,950
SunTech Power Holdings Co. Ltd.		7,200	185,976
Tessera Technologies, Inc.		5,800	201,724

			525,650

UTILITIES - UTILITIES TELECOMMUNICATIONS	1.0%
NeuStar, Inc.		3,500	97,125

Total Common Stocks (Cost: $9,247,153)			$9,992,377

Total Investments (Cost: $9,247,153)	100.6%		9,992,377
Other Liabilities less Assets	(0.6%)		(60,278)

Net Assets - 100% (equivalent to $12.49 per share based on 795,445 shares outstanding)			$9,932,099

*	Income producing security during the period ended September 30, 2006.

Based on the cost of investments of $9,247,153 for federal income tax purposes at September 30, 2006, the aggregate gross unrealized appreciation was $1,402,073, the aggregate gross unrealized depreciation was $656,849 and the net unrealized appreciation of investments was $745,224.

Oberweis China Opportunities Fund

Portfolio of Investments

September 30, 2006 (Unaudited)

COMPANY NAME		Number of Shares	Portfolio Value
COMMON STOCKS	94.8%
Hong Kong	61.5%
Basic Materials - Agriculture Chemicals	4.2%
*Century Sunshine Ecological Technology Holdings Ltd.		13,301,400	$7,632,021
*KO YO Ecological Agrotec Ltd.		11,803,000	893,880

			8,525,901

Basic Materials - Chemicals - Others	0.3%
*Kingboard Chemicals Holdings Ltd.		154,000	554,483

Basic Materials - Chemicals - Specialty	1.8%
China Flavors & Frangrances		9,094,948	3,642,415

Basic Materials - Gold Mining	0.7%
*Zijin Mining Group Co. Ltd.		2,767,600	1,378,382

Basic Materials - Paper & Related Products	8.4%
*Lee & Man Paper Manufacturing Ltd.		4,133,500	7,757,111
Nine Dragons Paper Holdings Ltd.		8,312,200	9,399,972

			17,157,083

Consumer Cyclical - Apparel Manufactures	2.1%
*Ports Design Limited		2,749,895	4,235,767

Consumer Cyclical - Auto/Truck Parts & Equipment	1.1%
*Minth Group Ltd.		3,673,500	2,334,102

Consumer Cyclical - Distribution/Wholesale	1.1%
*Li & Fung Ltd.		930,500	2,312,365

Consumer Cyclical - Footwear & Related Apparel	2.3%
*Prime Success International Group Ltd.		6,725,900	4,713,871

Consumer Cyclical - Hotels/Motels	0.8%
*Shangri-La Asia Ltd.		738,800	1,642,515

Consumer Cyclical - Leisure & Recreational Products	2.5%
*Li Ning Co. Ltd.		4,477,400	5,115,058

Consumer Cyclical - Misc Manufacturer	2.4%
*Peace Mark Holdings Ltd.		7,438,700	4,907,890

Consumer Cyclical - Retail - Hypermarkets	0.9%
*Wumart Stores, Inc.		510,900	1,770,657

Consumer Cyclical - Retail - Major Department Stores	1.1%
*Lifestyle International Holdings Ltd.		1,142,600	2,258,653

Consumer Cyclical - Retail—Regional Department Stores	1.9%
*Golden Eagle Retail Group Ltd.		6,301,964	3,899,039

Consumer Cyclical - Textile Products	1.6%
*Weiqiao Textile Co. Ltd.		2,512,400	3,328,152

Consumer Non-Cyclical—Agriculture Operations	0.3%
Chaoda Modern Agriculture HI		1,027,700	629,244

Consumer Non-Cyclical— Disposable Medical Products	0.2%
*Shandong Weigao		767,800	492,780

Consumer Non-Cyclical—Feminine Health Care Products	0.9%
*Hengan International Group Co. Ltd.		872,500	1,874,803

Consumer Non-Cyclical—Food—Dairy Products	1.0%
*China Mengniu Dairy Co.		1,207,600	2,024,422

Consumer Non-Cyclical—Food—Misc/Diversified	4.5%
*China Yurun Food Group Ltd.		2,509,000	2,086,942
*Fu Ji Food & Catering Services Holdings Ltd.		4,291,500	7,172,239

			9,259,181

Consumer Non-Cyclical - Food - Wholesale/Distribution	0.3%
Heng Tai Consumables Group Ltd.		6,733,000	561,768

Consumer Non-Cyclical—Medical Instruments	1.1%
Golden Meditech Co. Ltd.		9,298,700	2,351,382

Consumer Non-Cyclical - Printing-Commercial	1.5%
*Vision Grande Group Holdings Ltd.		3,602,000	3,051,563

Consumer Non-Cyclical - Protection Safety	1.2%
*GST Holdings Ltd.		6,321,700	2,434,388

Consumer Non-Cyclical - Sugar	1.1%
Xiwang Sugar Holdings Co. Ltd.		4,589,500	2,362,351

Energy—Oil Field Machinery and Equipment	0.2%
Enric Energy Equipment		699,400	448,880

Energy - Oil Field Services	1.4%

*China Oilfield Services Ltd.		5,317,900	2,860,151

Energy – Pipelines	0.8%
*China Gas Holdings Ltd.		9,789,000	1,608,359

Financials – Finance - Other Services	0.8%
*Hong Kong Exchanges & Clearing Ltd.		214,600	1,566,011

Financials – Real Estate Operations/Development	2.7%
*Guangzhou R&F Properties Co. Ltd.		1,471,600	2,074,086
*Hopson Development Holdings Ltd.		1,713,700	3,457,976

			5,532,062

Industrial – Electronic Components - Misc.	2.0%
AAC Acoustic Technology Hldgs, Inc.		2,705,400	3,125,422
*Truly International Holdings Ltd.		967,000	1,077,410

			4,202,832

Industrial - Machinery - Construction & Mining	3.4%
China Infrastructure Machinery Hldgs		9,289,700	7,071,166

Industrial - Metal Processors & Fabrication	1.4%
*Jiangxi Copper Co. Ltd.		3,037,600	2,893,138

Industrial - Power Conversion/Supply Equipment	2.6%
*Dongfang Electrical Machinery Ltd.		2,207,300	3,841,985
*Harbin Power Equipment Co. Ltd.		1,747,000	1,412,759

			5,254,744

Utilities - Gas - Distribution	0.9%
*Xinao Gas Holdings Ltd.		1,903,200	1,954,380

Singapore -	16.0%
Communications - Wireless Equipment	1.0%
*Longcheer Holdings Ltd.		3,976,700	2,081,714

Consumer Cyclical - Hotels/Motels	0.9%
Banyon Tree Holdings Ltd.		3,427,700	1,837,561

Consumer Cyclical - Retail Apparel/Shoes	1.3%
Hongguo International Holdings Ltd.		6,273,300	2,631,102

Consumer Non-Cyclical - Agriculture Bio-Tech	1.5%
*China Sun Bio-Chem Technology Group Co.		6,476,100	3,042,915

Consumer Non-Cyclical - Food - Flour and Grain	0.9%
Celestial Nutrifoods Ltd.		935,800	908,916
*Pine Agritech Ltd.		639,100	947,233

			1,856,149

Consumer Non-Cyclical - Medical Imaging Systems	0.0%
Landwind Medical		293,600	84,253

Consumer Non-Cyclical - Food - Misc./Diversified	0.6%

QAF Limited		3,749,851	1,229,808

Consumer Non-Cyclical – Schools	3.2%
*Raffles Education Corp. Ltd.		4,148,100	6,645,123

Energy – Oil Field Machinery and Equipment	1.5%
*KS Energy Services		2,034,900	3,080,168

Industrial – Engineering/R&D Services	0.3%
*Advanced Holdings Ltd.		2,508,943	569,657

Industrial – Transport-Marine	3.7%
*Ezra Holdings Ltd.		4,002,500	7,522,595

Industrial – Water Treatment Systems	1.1%
*Bio-Treat Technology Ltd.		4,891,520	2,174,969

United States	17.3%
Communications – Advertising Sales	3.2%
Focus Media Holdings Ltd. ADR		113,000	6,544,960

Communications – E-Commerce/Services	1.7%
*Ctrip.com International Ltd. ADR		38,200	1,717,090
GMarket, Inc. ADR		120,400	1,751,820

			3,468,910

Communications - Internet Content Information	5.4%
Baidu.com, Inc. ADR		125,500	10,986,270

Communications – Web Portals/ISP	1.4%
Netease.com, Inc. ADR		77,200	1,262,992
Sohu.com, Inc.		75,200	1,655,904

			2,918,896

Consumer Non-Cyclical Agriculture Bio-Tech	1.2%
Origin Agritech Ltd.		209,200	2,543,872

Energy – Energy-Alternative Sources	2.0%
Suntech Power Holdings Co. Ltd. ADR		156,500	4,042,395

Technology – Electronic Components-Semis	0.2%
Silicon Motion Technology Corp. ADR		21,900	364,197

Technology - Electronic Design Automation	2.2%
Comtech Group, Inc.		301,600	4,520,984

Total Common Stocks (Cost: $175,877,793)			$194,356,436

COMMERCIAL PAPER	4.9%
American General Finance		9,100,000
5.26%, due 10/03/06			$9,100,000

HSBC Finance Corp.		900,000
5.20%, due 10/01/06			900,000

Total Commercial Paper Cost: ($ 10,000,000)			$10,000,000

Total Investments (Cost: $185,877,793 )	99.7%		204,356,436
Other Assets less Liabilities	0.3%		656,956

Net Assets - 100% (equivalent to $15.50 per share based on 13,227,006 shares outstanding)			$205,013,392

*	Income producing security during the period ended September 30, 2006.

Based on the cost of investments of $185,877,793 for federal income tax purposes at September 30, 2006, the aggregate gross unrealized appreciation was $28,451,572, the aggregate gross unrealized depreciation was $9,972,929 and the net unrealized appreciation of investments was $18,478,643.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis Principal Executive Officer

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis Principal Executive Officer

Date: November 20, 2006

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date: November 20, 2006